Sale Of Vision Bank (Narrative) (Details) (USD $)	12 Months Ended					0 Months Ended
	Dec. 31, 2011	Nov. 16, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Feb. 16, 2012 Vision Bank [Member]	Dec. 31, 2011 Vision Bank [Member]	Dec. 31, 2011 SE Property Holdings, LLC [Member]
Business acquisition date	November 16, 2011
Business acquisition, cash paid		$ 27,900,000
Nonperforming loans	101,000,000
Performing loans	23,000,000					354,000,000
Loans acquired sold at discount	13,100,000
Allowance for loan losses	$ 68,444,000		$ 143,575,000	$ 116,717,000	$ 100,088,000		$ 23,800,000	$ 10,700,000